Inventories (Tables)	9 Months Ended
Sep. 30, 2020
Inventories
Inventories by category

	9/30/2020	12/31/2019
	(€ in thousands)
Raw materials and merchandise	3,947	4,109
Work in progress	10,052	8,350
Total	13,999	12,459